Organization and Operations	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1. ORGANIZATION AND OPERATIONS
Silicon Motion Technology Corporation (“SMTC”, collectively with its subsidiaries the “Company”) is the global leader in supplying NAND flash controllers for solid state storage devices. The Company is a world-leading supplier of SSD controllers for servers, PCs and other client devices and is a leading merchant supplier of eMMC and UFS embedded storage controllers used in smartphones, IoT devices and other applications. The Company also supplies customized high-performance and specialized industrial and automotive SSD solutions. Our customers include most of the NAND flash vendors, storage device module makers and leading OEMs. For further information on Silicon Motion, visit us at www.siliconmotion.com.
Merger Agreement with MaxLinear, Inc.
On May 5, 2022, the Company entered into an Agreement and Plan of Merger, or the Merger Agreement, with MaxLinear Inc. (“MaxLinear”) and Shark Merger Sub, a wholly-owned subsidiary of MaxLinear, pursuant to which, among other things and subject to the terms and conditions thereof, MaxLinear agreed to acquire the Company pursuant to a statutory merger under the laws of the Cayman Islands of Shark Merger Sub with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of MaxLinear. MaxLinear is a provider of communications systems-on-chip, or SoC, solutions used in broadband, mobile and wireline infrastructure, data center, and industrial and multi-market applications.
Under the terms of the Merger Agreement, the transaction consideration will consist of US$93.54 in cash and 0.388 shares of MaxLinear

common stock for each American Depositary Share, or ADS, of the Company (other than ADSs representing certain customary excluded shares) and
US$23.385 in cash and 0.097
shares of MaxLinear common stock for each ordinary share of the Company not represented by ADSs (other than certain customary excluded shares), in each case, with cash in lieu of any fractional shares of MaxLinear common stock as set forth in the Merger Agreement. Upon closing of the transaction, the current MaxLinear stockholders are expected to own approximately
 86%
of the combined company and former security holders of the Company are expected to own approximately
 14%
of the combined company. Based on the closing price of MaxLinear shares on May 4, 2022, the implied value of the total transaction consideration for the Company is approximately
 $4.3
billion. Pursuant to the Merger Agreement, MaxLinear will assume the Company’s vested and unvested employee stock-based compensation awards.
The merger is not subject to any financing conditions but is pending satisfaction of customary closing conditions, including antitrust approval in the People’s Republic of China. On June 27, 2022, the waiting period under the United States Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “HSR Act”) expired with respect to the pending merger. If the parties have not closed the merger by June 27, 2023, they will need to re-file under the HSR Act. On July 13, 2022, MaxLinear’s registration statement on Form S-4, which registered shares of MaxLinear common stock to be issued in the merger, was declared effective by the SEC. On August 31, 2022, the SMTC security holders approved the merger at an extraordinary general meeting.